Note 19 - Fair Value Measurements and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	December 31, 2020
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements:
Investment securities available for sale
Governmental National Mortgage Association mortgage-backed securities	$4,913	$--	$4,913	$--
Federal National Mortgage Association mortgage- backed securities	189	--	189	--
Corporate notes	5,623	--	5,623	--
Total investment securities available for sale	$10,725	$--	$10,725	$--
Total recurring fair value measurements	$10,725	$--	$10,725	$--

Nonrecurring fair value measurements
Impaired loans	$321	$--	$--	$321
Other Real Estate Owned	286	--	--	286
Total nonrecurring fair value measurements	$607	$--	$--	$607
	December 31, 2019
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements:
Investment securities available for sale
Governmental National Mortgage Association mortgage-backed securities	$5,853	$--	$5,853	$--
Federal National Mortgage Association mortgage- backed securities	260	--	260	--
Corporate notes	1,510	--	1,510	--
Total investment securities available for sale	$7,623	$--	$7,623	$--
Total recurring fair value measurements	$7,623	$--	$7,623	$--

Nonrecurring fair value measurements
Impaired loans	$319	$--	$--	$319
Other Real Estate Owned	1,824	--	--	1,824
Total nonrecurring fair value measurements	$2,143	$--	$--	$2,143

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	December 31, 2020
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$321	Appraisal of collateral (1)	Appraisal adjustments (2)		8%		(8%)

Other real estate owned	$286	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	12%	(12%)
	December 31, 2019
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$319	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	3%	(1%)

Other real estate owned	$1,824	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	12%	(12%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
			Fair Value Measurements at
			December 31, 2020
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$9,463	$10,536	$--	$--	$10,536
Loans held for sale	53,191	62,396	--	62,396	--
Loans receivable, net	359,122	363,527	--	--	363,527

Financial Liabilities
Deposits	354,845	358,112	55,417	--	202,695
FHLB long-term borrowings	28,193	28,284	--	--	28,284
FRB long-term borrowings	48,134	48,126	-	-	48,126
Subordinated debt	7,899	8,283	-	-	8,283
			Fair Value Measurements at
			December 31, 2019
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$10,172	$10,536	$--	$--	$10,536
Loans held for sale	8,928	9,205	--	9,205	--
Loans receivable, net	246,692	250,550	--	--	250,550

Financial Liabilities
Deposits	227,458	230,521	43,006	--	187,515
FHLB long-term borrowings	26,271	26,292	--	--	26,292
Subordinated debt	7,865	8,146	--	--	8,146